Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash		$ 2,740,834	$ 2,184,920
Accounts receivable		78,254	2,043,994
Advance to suppliers		81,014	485,282
Advance to suppliers - related parties		5,857,030	2,768,600
Inventories, net		5,947,014	8,341,596
Prepaid expenses and other current assets		1,307,281	1,808,015
Total current assets		16,011,427	17,632,407
Long-term investment		2,816,971	3,726,716
Property and equipment, net		172,827	286,329
Intangible assets, net		1,078,674	511,740
Right-of-use assets		1,543,063	2,330,048
Other non-current asset		265,052	882,604
Deferred tax assets		2,152	477,487
Total Assets		21,890,166	25,847,331
Current Liabilities:
Accounts payable		2,126,036	2,305,743
Accounts payable - related parties		4,838	70,258
Contract liabilities		2,312,347	2,332,037
Contract liabilities - related parties			40,000
Deferred revenue		239,983
Deferred revenue - related parties		47,287
Current portion of operating lease liabilities		657,891	702,457
Accrued expenses and other current liabilities		1,158,513	967,405
Due to related parties		2,920,330	925,100
Taxes payable		87,597	71,162
Total current liabilities		9,554,822	7,414,162
Non-current portion of operating lease liabilities		881,051	1,520,059
Total liabilities		10,435,873	8,934,221
Commitments and contingencies (Note 17)
Stockholders’ Equity
Common stock, $0.0016 par value, 450,000,000 shares authorized, 2,376,131 and 2,170,475 issued and outstanding at December 31, 2025 and 2024, respectively*	[1]	3,802	3,473
Preferred stock, $0.0016 par value, 50,000,000 shares authorized, 46,875 issued and outstanding at December 31, 2025 and 2024, respectively*	[1]	75	75
Additional paid-in capital		53,176,314	52,687,182
Statutory reserves		394,541	394,541
Accumulated deficit		(40,283,230)	(34,003,726)
Accumulated other comprehensive loss		(1,837,209)	(2,167,364)
Total Jowell Global Ltd. Stockholders’ Equity		11,454,293	16,914,181
Non-controlling interest			(1,071)
Total Stockholders’ Equity		11,454,293	16,913,110
Total Liabilities and Stockholders’ Equity		$ 21,890,166	$ 25,847,331

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).